Significant Accounting Policies (Details) - Schedule of currency exchange rates impact	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Thai Baht [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates impact [Line Items]
Period End Rate	0.0289	0.03	0.0333
Average Rate	0.0286	0.0313	0.032
Hong Kong Dollar [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates impact [Line Items]
Period End Rate	0.1282	0.1282	0.1282
Average Rate	0.1282	0.1282	0.1282
Chinese Renminbi [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates impact [Line Items]
Period End Rate	0.1447
Average Rate	0.1446